Stock Based Compensation - Schedule of Fair Value of Stock Options Granted with Weighted Average Assumptions of Black-Scholes and Monte Carlo Option-Pricing Models (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average estimated fair value of options granted during the year	$ 658	$ 12,312	$ 30,531
Number of shares	566,468	2,693,648	600,000
Employee Stock Option [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate			1.49%
Expected volatility			40.10%
Expected life (in years)			10 years
Weighted-average estimated fair value of options granted during the year			$ 10.737
Employee Stock Option [member] | March1 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		1.49%
Expected volatility		40.10%
Expected life (in years)		10 years
Weighted-average estimated fair value of options granted during the year		$ 14.55
Number of shares		250,000
Employee Stock Option [member] | April 9 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		2.58%
Expected volatility		47.80%
Expected life (in years)		10 years
Weighted-average estimated fair value of options granted during the year		$ 17.21
Number of shares		25,000
Employee Stock Option [member] | May 3 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		2.58%
Expected volatility		45.70%
Expected life (in years)		10 years
Weighted-average estimated fair value of options granted during the year		$ 16.81
Number of shares		250,000
Employee Stock Option [member] | November 1 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		3.11%
Expected volatility		41.30%
Expected life (in years)		10 years
Weighted-average estimated fair value of options granted during the year		$ 4.96
Number of shares		150,000
Employee Stock Option [member] | December 24 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate		2.74%
Expected volatility		39.90%
Expected life (in years)		10 years
Weighted-average estimated fair value of options granted during the year		$ 13.62
Number of shares		499,489
Employee Stock Option [member] | March 27 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.35%
Expected volatility	38.82%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 3.59
Number of shares	95,408
Employee Stock Option [member] | June 3 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.15%
Expected volatility	38.00%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 2.78
Number of shares	70,243
Employee Stock Option [member] | August 15 [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.08%
Expected volatility	37.49%
Expected life (in years)	10 years
Weighted-average estimated fair value of options granted during the year	$ 1.99
Number of shares	60,252